Accounting Policy Changes	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Accounting Policy Changes	Accounting Policy Changes
Accounting Changes Adopted
Amendments to Income Taxes
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09 Improvements to Income Tax Disclosures to enhance the transparency and decision-usefulness of income tax disclosures through improvements to the rate reconciliation and income taxes paid information. The guidance also includes certain other amendments to improve the effectiveness of income tax disclosures. This new guidance is effective for the annual period beginning January 1, 2025 and the Company has applied changes to the disclosures for the periods presented in the consolidated financial statements on a retrospective basis. Refer to Note 15, Income Taxes for additional information.
Future Accounting Changes Not Yet Adopted
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03 Disaggregation of Income Statement Expenses, which requires additional disclosures about certain costs and expenses in the notes to the consolidated financial statements. This new guidance is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The guidance is to be applied prospectively, with retrospective application permitted. The Company has chosen not to early adopt this guidance and is currently evaluating the impact on its consolidated financial statements and related disclosures.